Customer deposits (Tables)	6 Months Ended
Jun. 30, 2025
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	30 June 2025	31 December 2024
Current accounts / Overnight deposits	232,153	227,827
Savings accounts	379,403	354,560
Time deposits	120,143	107,695
Other	6,329	1,579
	738,028	691,661